GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 18, 2007	Dec. 31, 2025
Futu Securities International (Hong Kong) Limited ("Futu Securities")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Moomoo Financial Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Clearing Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Moomoo Financial Singapore Pte. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Moomoo Securities Australia Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Moomoo Securities Japan Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Moomoo Financial Canada Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		85.00%
Futu Lending Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Securities (Hong Kong) Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Moomoo Securities Malaysia Sdn. Bhd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Network Technology Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Futu Network Technology (Shenzhen) Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Shen Si Network Technology (Beijing) Co., Ltd. ("Shen Si")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Shenzhen Futu Network Technology Co., Ltd. ("Shenzhen Futu")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Mr. Leaf Hua Li | Shenzhen Futu Network Technology Co., Ltd. ("Shenzhen Futu")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)	85.00%
Ms. Lei Li | Shenzhen Futu Network Technology Co., Ltd. ("Shenzhen Futu")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)	15.00%